Finance Expense (Tables)	12 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Schedule of finance costs

	2024 £’000	2023 £’000	2022 £’000
Interest payable on bank borrowings	£2,243	£63	£79
Revolving credit facility running costs	1,791	1,733	791
Interest payable on leases	2,147	1,675	1,126
Interest payable on leased vehicles	—	1	2
Foreign exchange loss	2,235	10,729	—
Other interest expense	86	206	302
Fair value movement of financial liabilities	1,530	419	842
Total	£10,032	£14,826	£3,142